AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS

June 30, 2020

(unaudited)

Principal Amount	General Obligation Bonds (26.7%)	Ratings Moody’s, S&P and Fitch	Value	(a)
	City (3.2%)
	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$265,000	6.250%, 01/01/29	NR/A-/NR	$272,354

	Gilbert Improvement District No. 19
10,000	5.200%, 01/01/23	Aa1/AA-/NR	10,039

	Gilbert Improvement District No. 20
590,000	5.100%, 01/01/29	Aa1/AA-/NR	603,493

	Glendale, Arizona
200,000	5.000%, 07/01/33	NR/AA-/AAA	254,006

	Goodyear McDowell Road Commercial Corridor Improvement District
870,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	982,926

	Mesa, Arizona
425,000	4.000%, 07/01/32	Aa2/AA/NR	507,097
425,000	4.000%, 07/01/33	Aa2/AA/NR	504,207
450,000	4.000%, 07/01/34	Aa2/AA/NR	532,490

	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	230,678
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	582,605

	Tempe, Arizona
945,000	2.000%, 07/01/20	NR/AAA/AAA	945,000

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa2/NR/NR	2,007,540

	Tolleson, Arizona
1,000,000	4.000%, 07/01/38	NR/AA/AAA	1,150,980
	Total City		8,583,415

	County (6.5%)
	Drexel Heights Fire District
120,000	3.000%, 07/01/21	NR/AA-/NR	123,126
100,000	3.000%, 07/01/22	NR/AA-/NR	104,758
255,000	3.000%, 07/01/23	NR/AA-/NR	272,572

	Maricopa Co. Daisy Mountain Fire District
340,000	4.000%, 07/01/27 AGMC Insured	NR/AA/NR	400,098
395,000	3.500%, 07/01/28 AGMC Insured	NR/AA/NR	452,153

	Maricopa Co. Special Health Care District
2,500,000	5.000%, 07/01/25	Aa3/NR/A+	2,999,350
2,500,000	5.000%, 07/01/26	Aa3/NR/A+	3,067,800
3,000,000	5.000%, 07/01/32	Aa3/NR/A+	3,715,920
1,500,000	5.000%, 07/01/34	Aa3/NR/A+	1,843,035

	Pima Co. Northwest Fire District
515,000	4.000%, 07/01/21	NR/AA-/NR	533,540
545,000	4.000%, 07/01/22	NR/AA-/NR	581,395

	Yavapai Co. Jail District
1,650,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/AA	1,906,295

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,129,530
	Total County		17,129,572

	School District (17.0%)
	Apache Co. Unified School District No. 10 (Round Valley)
710,000	4.000%, 07/01/20	A2/NR/NR	710,000

	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,191,650
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	609,565

	Coconino Co. Unified School District No. 1 (Flagstaff)
300,000	5.000%, 07/01/20	NR/AA-/NR	300,000

	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,166,740

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	592,615

	Maricopa Co. Elementary School District No. 1 (Phoenix)
1,225,000	2.000%, 07/01/20 BAMAC Insured	NR/AA/NR	1,225,000
500,000	4.000%, 07/01/31 BAMAC Insured	NR/AA/NR	583,235
460,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	531,668

	Maricopa Co. Elementary School District No. 3 (Tempe)
500,000	5.000%, 07/01/30	Aa2/NR/NR	630,805

	Maricopa Co. Elementary School District No. 8 (Osborn)
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	620,095

	Maricopa Co. Elementary School District No. 25 (Liberty)
350,000	4.000%, 07/01/35 AGMC Insured	NR/AA/NR	406,994
300,000	4.000%, 07/01/36 AGMC Insured	NR/AA/NR	346,008
375,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	431,078

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
350,000	5.000%, 07/01/34	Aa1/AA/NR	417,452

	Maricopa Co. Elementary School District No. 59 (Laveen)
125,000	3.000%, 07/01/20	Aa2/NR/NR	125,000

	Maricopa Co. Elementary School District No. 62 (Union)
315,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	376,983
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	682,944
300,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/NR	351,456
375,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/NR	438,311

	Maricopa Co. Elementary School District No. 66 (Roosevelt)
500,000	5.000%, 07/01/21 BAMAC Insured†††	A2/AA/NR	522,220

	Maricopa Co. Elementary School District No. 92 (Pendergast)
175,000	5.000%, 07/01/21	A1/NR/AA+	183,040
230,000	5.000%, 07/01/22	A1/NR/AA+	250,928

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/AAA	577,460

	Maricopa Co. High School District No. 214 (Tolleson)
825,000	4.000%, 07/01/34	Aa1/AA/NR	972,832

	Maricopa Co. Unified School District No. 11 (Peoria)
750,000	3.000%, 07/01/20	NR/AA-/NR	750,000
1,500,000	4.000%, 07/01/25	A1/AA-/NR	1,601,010
675,000	4.500%, 07/01/33 AGMC Insured	A1/AA/NR	768,076

	Maricopa Co. Unified School District No. 24 (Gila Bend)
150,000	5.500%, 07/01/22	NR/NR/NR*	150,263

	Maricopa Co. Unified School District No. 41 (Gilbert)
350,000	3.000%, 07/01/20	NR/AA-/NR	350,000

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa3/A+/NR	1,876,662

	Maricopa Co. Unified School District No. 66 (Roosevelt)
910,000	4.000%, 07/01/31 BAMAC Insured	A2/AA/NR	1,061,488

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
100,000	5.000%, 07/01/24	Aa1/NR/AAA	118,322
1,000,000	4.500%, 07/01/30	Aa1/NR/AAA	1,101,390

	Maricopa Co. Unified School District No. 80 (Chandler)
300,000	5.000%, 07/01/23	Aa1/AA/NR	341,328
545,000	4.000%, 07/01/36	Aa1/AA/NR	641,977

	Maricopa Co. Unified School District No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AAA	554,325
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	Baa2/A+/NR	2,405,073

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,353,612

	Maricopa Co. Unified School District No. 93 (Cave Creek)
100,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	113,680

	Maricopa Co. Unified School District No. 97 (Deer Valley)
425,000	5.000%, 07/01/20	NR/NR/AA+	425,000

	Mohave Co. Unified School District No. 1 (Lake Havasu)
100,000	4.000%, 07/01/20	Aa2/NR/NR	100,000
250,000	2.000%, 07/01/21	Aa2/NR/NR	254,355
500,000	5.000%, 07/01/35	Aa2/NR/NR	615,375

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	585,045

	Navajo Co. Unified School District No. 32 (Blue Ridge)
400,000	5.000%, 07/01/29 AGMC Insured	NR/AA/NR	505,600

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A/NR	1,306,400
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,038,911
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,139,650
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,128,090

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	4.500%, 07/01/37 AGMC Insured	NR/AA/NR	1,175,900

	Pima Co. Unified School District No. 10 (Amphitheater)
300,000	5.000%, 07/01/20	Aa2/NR/NR	300,000
700,000	5.000%, 07/01/27	Aa2/A+/NR	731,297

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,140,909

	Pima Co. Unified School District No. 20 (Vail)
260,000	5.000%, 07/01/25 AGMC Insured	NR/AA/NR	311,230
1,000,000	5.000%, 07/01/26 AGMC Insured	NR/AA/NR	1,227,120
700,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	898,716

	Pinal Co. Unified School District No. 1 (Florence)
200,000	2.000%, 07/01/21 BAMAC Insured	NR/AA/NR	203,122

	Pinal Co. Unified School District No. 44 (J. O. Combs)
1,225,000	3.750%, 07/01/38 AGMC Insured	NR/AA/NR	1,377,721

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa1/AA/NR	699,738

	Western Maricopa Education Center District No. 402
535,000	3.000%, 07/01/20	NR/AA-/NR	535,000
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,304,268

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	854,892
	Total School District		45,289,624
	Total General Obligation Bonds		71,002,611

	Revenue Bonds (67.0%)
	Airport (7.3%)
	Phoenix Civic Improvement Corp. Airport Bonds
5,000,000	4.000%, 07/01/40	A1/A+/NR	5,518,700
725,000	5.000%, 07/01/22 AMT	A1/A+/NR	783,254
2,595,000	5.000%, 07/01/27 AMT	Aa3/AA-/NR	3,211,728
185,000	5.000%, 07/01/30 AMT	Aa3/AA-/NR	224,781
2,450,000	5.000%, 07/01/31 AMT	Aa3/AA-/NR	2,958,571
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	2,958,984
200,000	5.000%, 07/01/33 AMT	Aa3/AA-/NR	243,700
1,600,000	3.000%, 07/01/49	A1/A+/NR	1,651,664
300,000	5.000%, 07/01/49	A1/A+/NR	364,260
1,000,000	3.250%, 07/01/49 AMT	A1/A+/NR	1,017,580

	Phoenix-Mesa Gateway Airport Authority
515,000	5.000%, 07/01/38 AMT	A1/AA+/NR	553,265
	Total Airport		19,486,487

	Charter Schools (1.3%)
	Arizona Industrial Development Authority (Basis Schools)
240,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	280,274

	Arizona Industrial Development Authority (Candeo Schools)
500,000	3.375%, 07/01/41 State Enhanced	NR/AA-/NR	507,455

	Arizona Industrial Development Authority (Equitable Schools)
225,000	5.000%, 11/01/21	NR/A/NR	237,665

	La Paz Co. Industrial Development Authority (Harmony Public Schools Projects)
200,000	5.000%, 02/15/28	NR/BBB/NR	226,174

	Maricopa Co. Industrial Development Authority (Great Hearts Arizona Projects)
250,000	5.000%, 07/01/26 State Enhanced	NR/AA-/NR	302,898
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	373,659

	Phoenix Industrial Development Authority (Great Hearts Academies Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	539,045

	Phoenix Industrial Development Authority (Villa Montessori Inc. Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	450,395

	Phoenix Industrial Development Authority (Vista College Preparatory Projects)
430,000	5.000%, 07/01/43 State Enhanced	NR/AA-/NR	508,557
	Total Charter Schools		3,426,122

	Excise Tax (11.5%)
	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA/AA	450,572
1,000,000	5.000%, 07/01/43	NR/AA/AA	1,182,020

	Buckeye Roosevelt Street Improvement District
100,000	4.000%, 01/01/32	NR/A-/NR	105,838
125,000	4.050%, 01/01/33	NR/A-/NR	132,135

	Bullhead City Excise Tax
295,000	3.000%, 07/01/20	NR/AA/NR	295,000
310,000	3.000%, 07/01/21	NR/AA/NR	318,203

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	598,790

	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A1/AA/NR	501,800

	Flagstaff Pledged Revenue
1,395,000	4.250%, 07/01/33	NR/AA/NR	1,602,450

	Gila Co. Pledged Revenue Obligations
480,000	2.000%, 07/01/20	NR/AA/NR	480,000
555,000	4.000%, 07/01/30	NR/AA/NR	665,972

	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa1/AAA/AAA	501,849

	Goodyear Public Improvement Corp.
500,000	5.250%, 07/01/24	Aa2/AA+/NR	548,685
1,500,000	5.000%, 07/01/26	Aa2/AA+/NR	1,633,260

	Graham Co. Jail District Revenue Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,155,740

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	298,411
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,578,528

	Mesa Street & Highway Revenue Refunding
450,000	5.000%, 07/01/20 AGMC Insured	A2/NR/NR	450,000

	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,128,622

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,558,560
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,739,120
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,134,970
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	3,293,301

	Pinal Co. Revenue Obligations Refunding
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,737,660

	Queen Creek Excise Tax & State Shared Revenue
250,000	5.000%, 08/01/30	NR/AA/AA	282,370

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	2,081,229
885,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	1,098,232

	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aa1/AAA/AA+	1,795,560

	Scottsdale Preservation Authority
255,000	5.000%, 07/01/20	NR/AA+/AA+	255,000
	Total Excise Tax		30,603,877

	Healthcare (12.6%)
	Arizona Health Facilities Authority (Banner Health)
5,000,000	4.000%, 01/01/43	NR/AA-/AA-	5,084,800
2,000,000	5.000%, 01/01/44	NR/AA-/AA-	2,178,600

	Arizona Health Facilities Authority (Dignity Health)
2,175,000	5.250%, 03/01/39	Baa1/BBB+/BBB+	2,213,824

	Arizona Health Facilities Authority (Phoenix Children’s Hospital)
1,000,000	5.000%, 02/01/27	A1/A/A+	1,056,450
775,000	5.000%, 02/01/30	A1/A/A+	816,315
6,035,000	5.000%, 02/01/34	A1/A/A+	6,326,008

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,405,810
1,500,000	5.000%, 12/01/42	A2/NR/A	1,685,625

	Maricopa Co. Industrial Development Authority (Banner Health)
1,600,000	5.000%, 01/01/38	NR/AA-/AA-	1,877,056

	Maricopa Co. Industrial Development Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A	2,525,895
1,000,000	4.125%, 09/01/42	A2/NR/A	1,107,930

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA-/NR	527,715
500,000	5.250%, 10/01/26	NR/AA-/NR	526,720

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
200,000	5.000%, 08/01/21	A2/NR/A+	208,508
1,000,000	5.250%, 08/01/33	A2/NR/A+	1,102,300
675,000	5.000%, 08/01/34	A2/NR/A+	790,027

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A/NR	1,828,633
200,000	5.000%, 08/01/32	NR/A/NR	224,302
	Total Healthcare		33,486,518

	Higher Education (9.0%)
	Arizona Board of Regents (Arizona State University System)
480,000	5.000%, 07/01/31	Aa2/AA/NR	571,133
285,000	5.000%, 07/01/32	Aa2/AA/NR	306,939
115,000	5.000%, 07/01/32	Aa2/AA/NR	123,853
565,000	4.000%, 07/01/49	Aa2/AA/NR	652,829

	Arizona Board of Regents (Arizona State University System) Green Bonds
750,000	5.000%, 07/01/34	Aa2/AA/NR	883,695

	Arizona Board of Regents (Northern Arizona University System)
575,000	5.000%, 06/01/32	A1/A+/NR	639,469

	Arizona Board of Regents (Northern Arizona University) Speed Stimulus Plan for Economic & Educational Development
2,090,000	5.000%, 08/01/29 AGMC Insured	A2/AA/NR	2,696,455

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,716,735
1,500,000	3.125%, 08/01/39	Aa3/A+/NR	1,600,875

	Arizona Board of Regents (University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	462,628

	Arizona Industrial Development Authority (North Carolina Central University Student Housing)
250,000	4.000%, 06/01/34 BAMAC Insured	Baa3/AA/NR	279,360
700,000	4.000%, 06/01/39 BAMAC Insured	Baa3/AA/NR	771,358

	Arizona State University Speed Stimulus Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	Aa3/AA-/NR	715,306

	Cochise Co. Community College District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	721,835

	McAllister Academic Village (Arizona State University Hassayampa)
1,000,000	5.000%, 07/01/39	Aa3/AA-/NR	1,186,260

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
200,000	5.000%, 07/01/26	Baa3/NR/NR	217,456
400,000	5.000%, 07/01/33	Baa3/NR/NR	426,864
1,250,000	5.000%, 07/01/42	Baa3/NR/NR	1,296,688

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing II)
100,000	5.000%, 07/01/26	Baa3/NR/NR	108,841
250,000	5.000%, 07/01/27	Baa3/NR/NR	273,583
150,000	5.000%, 07/01/28	Baa3/NR/NR	165,138
200,000	5.000%, 07/01/30	Baa3/NR/NR	219,744
300,000	5.000%, 07/01/32	Baa3/NR/NR	325,077

	Phoenix Industrial Development Authority (Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A3/BBB+/NR	555,680

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,098,640

	Pima Co. Community College District
1,075,000	5.000%, 07/01/36	Aa3/NR/AA-	1,351,211
750,000	4.000%, 07/01/37	Aa3/NR/AA-	874,688
500,000	4.000%, 07/01/38	Aa3/NR/AA-	581,520

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,039,440

	Yuma/ La Paz Counties Community College District (Arizona Western College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,108,650
	Total Higher Education		23,971,950

	Housing (1.9%)
	Arizona Industrial Development Authority, Multi Family Tax Exempt (Chandler Village Apartments)
5,000,000	2.120%, 07/01/37 FNMA Insured	Aaa/NR/NR	4,969,950

	Lease (7.0%)
	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	639,528
500,000	5.000%, 09/01/28	A2/A/NR	532,600
1,000,000	5.000%, 09/01/29	A2/A/NR	1,063,700

	Arizona School District Tax Anticipation Note Financing Program COP
3,500,000	2.000%, 07/28/20	MIG1/SP-1+/NR	3,503,675

	Arizona School Facilities Board COP
345,000	5.000%, 09/01/20	Aa2/AA-/NR	347,594

	Maricopa Co. COP
4,000,000	5.000%, 07/01/21	Aa1/AA+/AA+	4,180,080

	Nogales Municipal Development Authority, Inc.
845,000	4.000%, 06/01/36	NR/AA-/NR	914,062
615,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	750,239
810,000	4.000%, 06/01/33 AGMC Insured	NR/AA/NR	955,419
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	2,310,040

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,473,484

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA+/NR	568,825

	State of Arizona COP
500,000	5.000%, 10/01/25	Aa2/AA-/NR	608,140
500,000	5.000%, 09/01/27	Aa2/AA-/NR	603,090
	Total Lease		18,450,476

	Mortgage (2.7%)
	Eastmark Community Facilities District No. 1
345,000	4.000%, 07/15/33 AGMC Insured	NR/AA/NR	395,732
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	411,966

	Estrella Mountain Ranch Community Facilities District
1,000,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	1,211,470

	Festival Ranch Community Facilities District
950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	1,152,597
750,000	5.000%, 07/15/38 BAMAC Insured	NR/AA/NR	907,215

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	553,740
500,000	4.000%, 07/15/32	A1/A-/NR	566,075

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	780,688

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	512,920

	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/AA-	541,960
	Total Mortgage		7,034,363

	Pollution Control (1.4%)
	Apache Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
2,955,000	4.500%, 03/01/30	A3/A-/NR	3,075,860

	Maricopa Co. Pollution Control, El Paso Electric Co.
375,000	3.600%, 02/01/40	Baa2/BBB+/NR	396,158
250,000	3.600%, 04/01/40	Baa2/BBB+/NR	263,993
	Total Pollution Control		3,736,011

	Resource Recovery (3.0%)
	Chandler Industrial Development Authority (Intel Corporation Project)
4,250,000	2.700%, 12/01/37 AMT (Mandatory Put Date 8/14/23)	A1/A+/NR	4,467,940

	Maricopa Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory Put Date 6/03/24)	NR/A-/NR	1,528,410

	Yavapai Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	2.800%, 06/01/27 AMT (Mandatory Put Date 06/01/21)	NR/A-/NR	1,519,410
520,000	2.200%, 03/01/28 AMT (Mandatory Put Date 06/03/24)	NR/A-/NR	534,004
	Total Resource Recovery		8,049,764

	Senior Living Facilities (2.3%)
	Arizona Industrial Development Authority, First Tier (Great Lakes Senior Living Communities)
480,000	4.250%, 01/01/40	NR/BB+/NR	412,910

	Arizona Industrial Development Authority, Second Tier (Great Lakes Senior Living Communities)
620,000	5.000%, 01/01/28	NR/BB/NR	602,274
555,000	5.000%, 01/01/29	NR/BB/NR	535,997
1,205,000	5.000%, 01/01/30	NR/BB/NR	1,154,872
1,405,000	4.000%, 01/01/33	NR/BB/NR	1,184,598

	Maricopa Co. Industrial Development Authority (Christian Care Retirement Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,143,250

	Pima Co. Industrial Development Authority (Christian Care Senior Living Facility)
1,000,000	5.000%, 12/15/32	NR/A-/NR	1,123,460
	Total Senior Living Facilities		6,157,361

	Transportation (0.2%)
	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	565,780

	Utility (3.6%)
	Greater Arizona Development Authority Revenue
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	575,075

	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,720,365
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,186,352

	Pinal Co. Electrical District No. 3, Electrical System Revenue
305,000	4.750%, 07/01/31	NR/A+/NR	315,806

	Salt River Project Agricultural Improvement and Power Revenue
115,000	5.000%, 01/01/26	Aa1/AA+/NR	142,561
150,000	5.000%, 01/01/32	Aa1/AA+/NR	192,792

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/BBB+/NR	3,779,340

	Surprise Utility System Senior Lien Obligations
470,000	5.000%, 07/01/33	NR/AA+/NR	603,466
	Total Utility		9,515,757

	Water/Sewer (3.2%)
	Gilbert Water Resource Municipal Property Corp.
1,190,000	4.000%, 07/01/34	NR/AAA/AAA	1,348,068

	Glendale Water & Sewer Revenue
500,000	5.000%, 07/01/28	A1/AA/NR	543,475

	Lake Havasu City Wastewater System Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,167,740

	Phoenix Civic Improvement Corp. Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,799,265

	Phoenix Civic Improvement Corp. Water System Revenue
1,100,000	5.000%, 07/01/38	Aa2/AAA/NR	1,324,301

	Pima Co. Sewer Revenue System
1,335,000	5.000%, 07/01/26	NR/AA/AA-	1,453,601
865,000	5.000%, 07/01/27	NR/AA/AA-	941,120
	Total Water/Sewer		8,577,570
	Total Revenue Bonds		178,031,986

	Pre-Refunded Bonds (4.3%)††
	Pre-Refunded General Obligation Bonds (1.0%)
	School District (1.0%)
	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	288,760

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,200,000	4.750%, 07/01/30	Aa1/AA/NR	1,253,868

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,000,000
	Total Pre-Refunded General Obligation Bonds		2,542,628

	Pre-Refunded Revenue Bonds (3.3%)
	Excise Tax (0.1%)
	Mesa Excise Tax
250,000	5.000%, 07/01/32	Aa3/AA+/NR	273,275

	Healthcare (1.4%)
	Maricopa Co. Hospital Revenue (Sun Health)
1,125,000	5.000%, 04/01/25	NR/NR/NR*	1,240,358
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,485,591
	Total Healthcare		3,725,949

	Higher Education (0.8%)
	Arizona Board of Regents (University of Arizona System)
460,000	5.000%, 06/01/31	Aa2/AA-/NR	499,749

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,648,297
	Total Higher Education		2,148,046

	Utility (0.1%)
	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A+/NR	262,338

	Water/Sewer (0.9%)
	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	Aa3/A+/NR	1,750,000
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA/NR	666,337
	Total Water/Sewer		2,416,337
	Total Pre-Refunded Revenue Bonds		8,825,945
	Total Pre-Refunded Bonds		11,368,573
	Total Municipal Bonds (cost $243,609,840)		260,403,170

Shares	Short-Term Investment (0.7%)
1,920,330	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.10%** (cost $1,920,330)	Aaa-mf/AAAm/NR	1,920,330

	Total Investments (cost $245,530,170-note b)	98.7%	262,323,500
	Other assets less liabilities	1.3	3,444,638
	Net Assets	100.0%	$265,768,138

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody’s or AAA of S&P or Fitch; MIG 1 of Moody’s or SP-1+ of S&P	8.4%
Pre-refunded bonds††	4.4
Aa of Moody’s or AA of S&P or Fitch	58.3
A of Moody’s or S&P or Fitch	23.5
Baa of Moody’s or BBB of S&P or Fitch	3.6
BB+ of S&P	1.5
Not Rated*	0.3
100.0%

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*

Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

†††	Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At June 30, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $245,111,880 amounted to $17,211,620, which consisted of aggregate gross unrealized appreciation of $18,008,034 and aggregate gross unrealized depreciation of $796,414.

(c)

Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,920,330
Level 2 – Other Significant Observable Inputs- Municipal Bonds	260,403,170
Level 3 – Significant Unobservable Inputs	–
Total	$262,323,500
+ See schedule of investments for a detailed listing of securities.